Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of Derivative Liabilities
	2023	2022

Warrant liabilities	€4,044,000	€2,635,778
Convertible notes payable	4,562,000	1,040,009
Total	€8,606,000	€3,675,787

Schedule of Notes

	2023	2022

Face value of the Notes	€4,260,131	€1,074,548
Debt discount	(852,026)	(214,909)
Carrying value of the Notes	3,408,105	859,639
Fair value adjustment through earnings	1,153,895	180,370
Fair value of the Notes	€4,562,000	€1,040,009